UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22072

The Cushing MLP Total Return Fund
 (Exact name of registrant as specified in charter)

8117 Preston Road Suite 440
Dallas, TX 75225
 (Address of principal executive offices) (Zip code)

Jerry V. Swank
8117 Preston Road Suite 440
Dallas, TX 75225
 (Name and address of agent for service)

214-692-6334
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: February 29, 2016

Item 1. Schedule of Investments.

The Cushing® MLP Total Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2016

		Fair
Common Stock - 12.0%	Shares	Value
General Partners - 9.0%
United States - 9.0%
Columbia Pipeline Group, Inc. (1)	67,950	$1,233,293
ONEOK, Inc.(1)	71,750	1,722,000
Spectra Energy Corp.	70,850	2,068,820
Targa Resources Corp. (1)(2)	50,000	1,344,000
		6,368,113
Large Cap Diversified - 3.0%
United States - 3.0%
Kinder Morgan, Inc. (1)	115,200	2,083,968
		2,083,968

Total Common Stocks (Cost $9,354,022)		$8,452,081

Master Limited Partnerships and Related Companies - 128.2%
Crude Oil & Refined Products - 49.2%
Republic of the Marshall Islands - 3.9%
VTTI Energy Partners L.P.	151,950	$2,771,568
United States - 45.3%
Blueknight Energy Partners, L.P. (1)	242,433	1,200,043
Buckeye Partners, L.P. (1)(2)	86,200	5,547,832
Enbridge Energy Management, LLC(1)(3)	157,600	2,630,344
Genesis Energy, L.P.	130,200	3,334,422
MPLX, L.P. (2)	179,084	4,645,439
NuStar Energy, L.P. (1)(2)	61,400	2,150,842
Phillips 66 Partners, L.P. (2)	57,600	3,471,552
Shell Midstream Partners, L.P. (2)	39,750	1,413,112
Sunoco Logistics Partners, L.P. (1)	247,300	6,093,472
Tesoro Logistics, L.P. (1)	35,550	1,483,146
		34,741,772
General Partners - 2.9%
United States - 2.9%
NuStar GP Holdings, LLC (1)	56,600	984,274
Plains GP Holdings, L.P. (1)	140,450	1,067,420
		2,051,694
Large Cap Diversified - 41.3%
United States - 41.3%
Energy Transfer Partners, L.P. (1)(2)	266,539	7,108,595
Enterprise Products Partners, L.P. (1)	273,600	6,394,032
Magellan Midstream Partners, L.P. (1)(2)	82,650	5,585,487
ONEOK Partners, L.P. (1)	133,300	3,917,687
Plains All American Pipeline, L.P. (1)(2)	191,450	4,100,859
Williams Partners, L.P. (1)	104,750	2,065,670
		29,172,330
Natural Gas Gatherers & Processors - 2.2%
United States - 2.2%
Western Gas Partners, L.P. (1)	40,000	1,568,400
		1,568,400
Natural Gas Transportation & Storage - 30.0%
United States - 30.0%
Boardwalk Pipeline Partners, L.P.	185,300	2,301,426
Columbia Pipeline Partners, L.P.(1)	159,946	2,829,445
Dominion Midstream Partners, L.P. (1)	91,200	2,770,656
EQT Midstream Partners, L.P. (1)(2)	64,200	4,598,646
Spectra Energy Partners, L.P. (1)(2)	117,850	5,457,633
TC Pipelines, L.P. (1)	71,800	3,178,586
		21,136,392
Propane - 1.5%
United States - 1.5%
Amerigas Partners, L.P. (1)	26,450	1,078,367
NGL Energy Partners, L.P. (1)	–	–
		1,078,367
Shipping - 1.1%
Republic of the Marshall Islands - 1.1%
Gaslog Partners, L.P.	49,900	764,967

		764,967

Total Master Limited Partnerships and Related Companies (Cost $118,574,212)		$90,513,922

Preferred Stock - 5.3%
Crude Oil & Refined Products - 5.3%
United States - 5.3%
Blueknight Energy Partners, L.P. (1)	626,957	$3,749,203
Total Preferred Stock (Cost $3,982,933)		$3,749,203

Fixed Income - 3.8%
Natural Gas Transportation & Storage - 3.8%
United States - 3.8%
EnLink Midstream Partners, L.P., 2.700%, due 04/01/2019(1)	1,130,000	$882,548
Midcontinent Express Pipeline, LLC, 6.700%, due 09/15/2019(1)(4)	2,500,000	1,775,000
Total Fixed Income (Cost $3,546,970)		$2,657,548

Options - 0.7%
United States - 0.7%	Contracts
JPMorgan Alerian MLP ETN, Put Option
Expiration: April 2016, Exercise Price $23.00	1,875	$173,438
JPMorgan Alerian MLP ETN, Put Option
Expiration: June 2016, Exercise Price $22.00	2,375	356,250
Total Written Options (Cost $704,372)		$529,688

Total Investments - 150.0% (Cost $136,162,509)		$105,902,442
Liabilities in Excess of Other Assets - (50.0)%		(35,306,599)
Net Assets Applicable to Common Stockholders - 100.0%		$70,595,843

SCHEDULE OF WRITTEN OPTIONS - (0.3)%
United States - (0.2)%	Contracts
Buckeye Partners, L.P., Call Option
Expiration: March 2016, Exercise Price $65.00	(150)	$(32,000)
Energy Transfer Partners, L.P., Call Option
Expiration: March 2016, Exercise Price $30.00	(300)	(15,000)
EQT Midstream Partners, L.P., Call Option
Expiration: March 2016, Exercise Price $75.00	(200)	(48,000)
Magellan Midstream Partners, L.P., Call Option
Expiration: March 2016, Exercise Price $70.00	(150)	(20,250)
MPLX, L.P., Call Option
Expiration: March 2016, Exercise Price $30.00	(300)	(15,000)
NuStar Energy, L.P., Call Option
Expiration: March 2016, Exercise Price $40.00	(200)	(8,000)
Phillips 66 Partners, L.P., Call Option
Expiration: March 2016, Exercise Price $65.00	(150)	(18,750)
Plains All American Pipeline, L.P., Call Option
Expiration: March 2016, Exercise Price $24.00	(200)	(8,000)
Shell Midstream Partners, L.P., Call Option
Expiration: March 2016, Exercise Price $40.00	(100)	(6,500)
Spectra Energy Partners, L.P., Call Option
Expiration: March 2016, Exercise Price $31.00	(200)	(5,000)
Targa Resources Corp., Call Option
Expiration: March 2016, Exercise Price $30.00	(200)	(18,000)
Total Written Options (Proceeds $145,754)		$(194,500)

Percentages are stated as a percent of net assets.

(1) All or a portion of these securities are held as collateral pursuant to the loan agreements.
(2) All of a portion of these securities represent cover for outstanding call options written.
(3) No distribution or dividend was made during the period ended February 29, 2016. As such, it is classified as a non-income producing security as of February 29, 2016.
(4)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  These securities have been deemed to be liquid by the Fund's adviser under the supervision of the Board of Directors.  As of February 29, 2016, the value of these investments was $1,775,000, or 2.51% of total net assets.

Tax Basis

The cost basis of investments for federal income tax purposes at February 29, 2016 was as follows*:

Cost of investments	$169,131,384
Gross unrealized appreciation	1,295,379
Gross unrealized depreciation	(64,718,822)
Net unrealized depreciation	$(63,423,443)

*The above table only reflects tax adjustments through November 30, 2015.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the most recent semi-annual or annual report for the Cushing MLP Total Return Fund (the “Fund”).

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

		Fair Value Measurements at Reporting Date Using

	Fair Value at	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	February 29, 2016	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$8,452,081	$8,452,081	$-	$-
Master Limited Partnerships and Related Companies (a)	90,513,922	90,513,922	-	-
Royalty Trusts(a)	-	-	-	-
Preferred Stock(a)	3,749,203	3,749,203	-	-
Total Equity Securities	102,715,206	102,715,206	-	-
Notes Senior Notes(a)	2,657,548	-	2,657,548	-
Total Notes	2,657,548	-	2,657,548	-
Other Short Term Investments (a)	-	-	-	-
Options	529,688		529,688	-
Total Other	529,688	-	3,187,236	-
Total Assets	$105,902,442	$102,715,206	$3,187,236	$-
Liabilities Securities Sold Short(a)	$-	$-	$-	$-
Written Options	194,500	194,500
Total Liabilities	$194,500	$194,500	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended February 29, 2016.

Transfers into and out of each level are measured at fair value at the end of the fiscal period.  There were no transfers between any levels during the period ended February 29, 2016.

Derivative Financial Instruments

The Fund provides disclosure regarding derivatives and hedging activity to allow investors to understand how and why the Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Fund’s results of operations and financial position.

The Fund occasionally purchases and sells (“writes”) put and call equity options as a source of potential protection against a broad market decline. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Options are settled for cash.

Purchased Options — Premiums paid by the Fund for purchased options are included in the Statement of Assets and Liabilities as an investment. The option is adjusted daily to reflect the fair value of the option and any change in fair value is recorded as unrealized appreciation or depreciation of investments. If the option is allowed to expire, the Fund will lose the entire premium paid and record a realized loss for the premium amount. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain/loss or cost basis of the security.

Written Options — Premiums received by the Fund for written options are included in the Statement of Assets and Liabilities. The amount of the liability is adjusted daily to reflect the fair value of the written option and any change in fair value is recorded as unrealized appreciation or depreciation of investments. Premiums received from written options that expire are treated as realized gains. The Fund records a realized gain or loss on written options based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund has adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about the Fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the Fund’s results of operations and financial position.  Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting.  Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Transactions in purchased options contracts for the period ended February 29, 2016, are as follows:

	Contracts	Premiums
Outstanding at November 30, 2015	2,250	$266,619
Options purchased	28,750	3,953,220
Options covered	(26,750)	(3,515,467)
Options expired	-	-
Options exercised	-	-
Outstanding at February 29, 2016	4,250	$704,372

The average monthly fair value of purchased options during the period ended February 29, 2016 was $326,896.

Transactions in written options contracts for the period ended February 29, 2016, are as follows:

	Contracts	Premiums
Outstanding at November 30, 2015	750	$35,010
Options written	2,200	145,754
Options covered	(400)	(17,349)
Options expired	(350)	(17,661)
Options exercised	-	-
Outstanding at February 29, 2016	2,200	$145,754

The average monthly fair value of written options during the period ended February 29, 2016 was $64,833.

The effect of derivative instruments on the Statement of Operations for the period ended February 29, 2016:
Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under ASC 815	Purchased Options	Written Options	Total
Equity Contracts	$1,053,930	$32,193	$1,086,123

Amount of Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under ASC 815	Purchased Options	Written Options	Total
Equity Contracts	$(174,684)	$48,746	$(125,938)

Item 2. Controls and Procedures.

(a)
The Fund’s President and Treasurer have concluded that the Fund's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Fund's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Fund's internal control over financial reporting.

.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Fund as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Cushing MLP Total Return Fund

By (Signature and Title)  /s/ Jerry V. Swank
  Jerry V. Swank, President & Chief Executive Officer

Date  April 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Jerry V. Swank
Jerry V. Swank, President & Chief Executive Officer

Date  April 28, 2016

By (Signature and Title)  /s/ John H. Alban
John H. Alban, Treasurer & Chief Financial Officer

Date  April 28, 2016